Newbuildings - Newbuildings Impairment (Details) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2022 USD ($) rig	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Carrying Value Of New Buildings [Roll Forward]
Number of newbuild jack-up rigs for sale | rig	3
Impairment of non-current assets		$ (124.4)	$ 0.0	$ (124.4)	$ 0.0	$ 0.0
Letter of Intent
Carrying Value Of New Buildings [Roll Forward]
Three newbuildings considered in the LOI carrying value		132.0		132.0
Estimated cost to complete and respective onerous contract, net		312.4		312.4
Total		444.4		444.4
Three newbuildings considered in the LOI fair value		7.6		7.6
Newbuildings | Letter of Intent
Carrying Value Of New Buildings [Roll Forward]
Potential sale price	$ 320.0	$ 320.0		320.0
Impairment of non-current assets				$ (124.4)